UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number 3235-0456
Washington, D.C. 20549	Expires: June 30, 2009
Estimated average burden
FORM 24F-2 Annual Notice of Securities Sold	hours per response.............2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

ING Equity Trust
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  ☐

ING Financial Services Fund, ING Fundamental Research Fund, ING LargeCap Growth Fund, ING LargeCap Value Fund, ING MidCap Opportunities Fund, ING Opportunistic LargeCap Fund, ING Real Estate Fund, ING SmallCap Opportunities Fund, ING SmallCaP Value Choice Fund, ING Value Choice Fund, ING MagnaCap Fund. ING Index Plus LargeCap Equity Fund, ING Index Plus LargeCap Equity Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV, ING Principal Protection Fund, ING Principal Protection Fund VI, ING Principal Protection Fund VII, ING Principal Protection Fund VIII, ING Principal Protection Fund IX, ING Principal Protection Fund X, ING Principal Protection Fund XI, ING Principal Protection Fund XII

3.	Investment Company Act File Number:	811-8817

	Securities Act File Number:	333-56881

4.	(a). Last day of fiscal year for which this Form is filed:

May 31, 2007

4	(b). ☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due (c).

4	(c). ☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$864,428,633

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,235,520,065

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission,	$2,029,730,355

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$3,265,250,420

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	0

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(2,400,821,787)

	(vii)	Multiplier for determining registration fee (See a Instruction C.9):	x 0.0000307

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:  . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd Modic

Todd Modic, Senior Vice President

Date: August 27, 2007

*  Please print the name and title of the signing officer below the signature.